CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of revenue to related party	¥ 884,333	$ 128,216	¥ 1,239,044	¥ 1,111,729
Selling, general and administrative expenses to related party	69,628	10,095	24,343	5,045
Research and development expenses to related party	3,953	573	0	7,412
Interest income from related party	¥ 0	$ 0	¥ 0	¥ 1,247
American Depositary Shares
ADS per ordinary share	7	7	7	7
Membership services
Revenue from related parties	¥ 56,379	$ 8,174	¥ 3,766	¥ 25,571
Online advertising services
Revenue from related parties	279,774	40,564	296,920	206,624
Content distribution
Revenue from related parties	190,398	27,605	297,304	176,227
Others
Revenue from related parties	¥ 55,310	$ 8,019	¥ 59,685	¥ 54,064